CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (45,497)	$ (51,882)	$ (100,607)	$ (83,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	635	752	1,484	1,527
Stock-based compensation expense	3,006	4,871	8,931	7,060
Change in fair value of preferred stock warrant liability	(2)	2	(3)	(8)
Accretion of discount on marketable securities	(407)	(1,621)	(2,612)	(2,207)
Loss on sale of property and equipment	56	0
Non-cash lease expense	(106)	(67)	(141)	(17)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(10,884)	3,370	3,548	(2,733)
Accounts payable	353	(1,339)	(1,806)	701
Accrued expenses and other current liabilities	5,562	250	1,013	3,584
Other non-current liabilities	0	(200)	(200)	200
Net cash used in operating activities	(47,284)	(45,864)	(90,393)	(75,002)
Cash flows from investing activities:
Purchases of property and equipment	0	(57)	(73)	(779)
Purchases of marketable securities	0	(36,192)	(80,910)	(131,095)
Maturities of marketable securities	24,000	67,000	162,000	78,000
Proceeds from the sale of property and equipment	19	0
Net cash provided by investing activities	24,019	30,751	81,017	(53,874)
Cash flows from financing activities:
Proceeds from the exercise of stock options	843	18	20	2,547
Proceeds from Series C financing			0	160,500
Payment of Series C issuance costs			0	(532)
Net cash provided by financing activities	843	18	20	162,515
Net decrease in cash and cash equivalents and restricted cash	(22,422)	(15,095)	(9,356)	(33,639)
Cash and cash equivalents and restricted cash at beginning of period	41,409	50,765	50,765	17,126
Cash and cash equivalents and restricted cash at end of period	$ 18,987	$ 35,670	$ 41,409	$ 50,765